SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentrate revenue from contracts with customers	$ 37,846	$ 25,970	$ 26,017
Provisional pricing adjustments on concentrate sales	109	(264)	(468)
Revenue from toll milling services		496	920
Total revenue	$ 37,955	$ 26,202	$ 26,469